Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2021	$ 9,508
2022	6,667
2023	4,616
2024	2,120
2025	449
2026 and thereafter	48
Total operating lease payments	23,408
Less: imputed interest	(1,559)
Present value of lease liabilities	$ 21,849